UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2009









                                                                      (Form N-Q)

48482-0609                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA SHORT-TERM BOND FUND
April 30, 2009 (unaudited)


PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (31.8%)

               CONSUMER DISCRETIONARY (1.9%)
               -----------------------------
               BROADCASTING (1.2%)
$  1,000       Cox Communications, Inc.                     7.75%        11/01/2010         $       1,021
   1,000       Cox Enterprises, Inc. (a)                    7.38          6/15/2009                 1,004
   6,000       Liberty Media Corp., LLC                     7.88          7/15/2009                 5,973
   1,000       Time Warner Cable, Inc.                      8.25          2/14/2014                 1,098
                                                                                          ---------------
                                                                                                    9,096
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
   2,000       Home Depot, Inc.                             5.20          3/01/2011                 2,039
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
   2,000       Carnival Corp.                               0.50          4/29/2033                 1,295
                                                                                          ---------------
               SPECIALTY STORES (0.3%)
   2,000       Staples, Inc.                                7.75          4/01/2011                 2,095
                                                                                          ---------------
               Total Consumer Discretionary                                                        14,525
                                                                                          ---------------

               CONSUMER STAPLES (2.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   3,000       Cargill, Inc. (a)                            5.20          1/22/2013                 2,920
                                                                                          ---------------
               BREWERS (0.3%)
   2,000       Anheuser-Busch Companies, Inc. (a)           7.20          1/15/2014                 2,087
                                                                                          ---------------
               DRUG RETAIL (0.3%)
   2,000       Walgreen Co.                                 4.88          8/01/2013                 2,130
                                                                                          ---------------
               FOOD RETAIL (0.1%)
   1,000       Kroger Co.                                   8.05          2/01/2010                 1,033
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
   2,000       ConAgra Foods, Inc.                          5.88          4/15/2014                 2,079
   1,000       Kraft Foods, Inc.                            4.13         11/12/2009                 1,011
   1,000       Kraft Foods, Inc.                            6.75          2/19/2014                 1,090
                                                                                          ---------------
                                                                                                    4,180
                                                                                          ---------------
               SOFT DRINKS (0.8%)
   1,000       Bottling Group, LLC                          6.95          3/15/2014                 1,145
   2,000       Coca Cola Enterprises, Inc.                  3.75          3/01/2012                 2,030
   1,000       Coca Cola Enterprises, Inc.                  7.38          3/03/2014                 1,144
   2,000       PepsiAmericas, Inc.                          4.38          2/15/2014                 1,993
                                                                                          ---------------
                                                                                                    6,312
                                                                                          ---------------
               Total Consumer Staples                                                              18,662
                                                                                          ---------------

               ENERGY (5.1%)
               -------------
               INTEGRATED OIL & GAS (0.7%)
   1,000       Hess Corp.                                   7.00          2/15/2014                 1,086
   1,425       Louisiana Land and Exploration Co.           7.63          4/15/2013                 1,540

================================================================================
1  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       Marathon Oil Corp.                           6.50%         2/15/2014         $       3,116
                                                                                          ---------------
                                                                                                    5,742
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
   1,000       Baker Hughes, Inc.                           6.50         11/15/2013                 1,100
   2,000       Seacor Holdings, Inc.                        7.20          9/15/2009                 2,012
                                                                                          ---------------
                                                                                                    3,112
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   2,000       Devon Energy Corp.                           5.63          1/15/2014                 2,084
   2,000       Southwestern Energy Co.                      7.63          5/01/2027                 2,010
   2,000       Woodside Finance Ltd.                        8.13          3/01/2014                 2,040
   1,000       XTO Energy, Inc.                             5.00          8/01/2010                 1,012
   1,000       XTO Energy, Inc.                             4.63          6/15/2013                   980
                                                                                          ---------------
                                                                                                    8,126
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.3%)
   2,000       Sunoco Logistics Partners Operations, LP     8.75          2/15/2014                 2,021
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (2.7%)
   1,000       DCP Midstream, LLC (a)                       9.70         12/01/2013                 1,046
   2,000       Enbridge Energy Partners, LP                 9.88          3/01/2019                 2,150
   1,000       Energy Transfer Partners, LP                 6.00          7/01/2013                   992
   1,000       Energy Transfer Partners, LP                 9.70          3/15/2019                 1,113
   2,000       Enterprise Products Operating, LP            4.63         10/15/2009                 1,999
   2,176       Kern River Funding Corp. (a)                 6.68          7/31/2016                 2,114
   2,000       Kinder Morgan Energy Partners, LP            6.75          3/15/2011                 2,054
   2,000       NGPL PipeCo, LLC                             6.51         12/15/2012                 1,976
   5,000       Rockies Express Pipeline, LLC (a),(b)        5.10 (c)      8/20/2009                 5,002
   1,105       Teppco Partners, LP                          6.13          2/01/2013                 1,067
   1,000       Teppco Partners, LP                          5.90          4/15/2013                   926
                                                                                          ---------------
                                                                                                   20,439
                                                                                          ---------------
               Total Energy                                                                        39,440
                                                                                          ---------------

               FINANCIALS (10.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   2,000       State Street Corp.                           2.15          4/30/2012                 1,998
                                                                                          ---------------
               CONSUMER FINANCE (0.5%)
   2,000       American Express Credit Corp.                5.88          5/02/2013                 1,972
   1,000       American Honda Finance Corp. (a)             6.70         10/01/2013                   954
   1,000       SLM Corp.                                    1.41 (c)      6/01/2009                   989
                                                                                          ---------------
                                                                                                    3,915
                                                                                          ---------------
               DIVERSIFIED BANKS (0.2%)
   1,000       First Tennessee Bank, N.A.                   4.63          5/15/2013                   757
   1,000       Huntington National Bank                     4.38          1/15/2010                   977
     182       U.S. Central Credit Union                    2.70          9/30/2009                   176
                                                                                          ---------------
                                                                                                    1,910
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (2.2%)
   2,000       Genworth Life Institutional Funding
                 Trust (a)                                  5.88          5/03/2013                 1,343
   2,000       Jackson National Life Global Funding (a)     5.38          5/08/2013                 1,772
   3,000       MetLife Global Funding I (a)                 1.28 (c)      5/17/2010                 2,812
   2,000       MetLife Global Funding I (a)                 5.75          7/25/2011                 1,969
   1,000       MetLife Global Funding I (a)                 5.13          4/10/2013                   957
   3,000       Principal Life Income Fundings Trust         5.15          6/17/2011                 2,814
   2,000       Principal Life Income Fundings Trust         5.15          9/30/2011                 1,886
   2,000       Principal Life Income Fundings Trust         5.30         12/14/2012                 1,850
   2,000       Prudential Financial, Inc.                   5.15          1/15/2013                 1,625
                                                                                          ---------------
                                                                                                   17,028
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
   3,000       Genworth Global Funding Trust                5.20         10/08/2010                 2,706
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
$  3,000       Citigroup, Inc.                              4.25%         7/29/2009         $       2,986
   2,000       Citigroup, Inc.                              5.30         10/17/2012                 1,767
   5,000       General Electric Capital Corp. (b)           4.13          9/01/2009                 4,978
   2,000       ZFS Finance USA Trust IV (a)                 5.88          5/09/2032                 1,063
                                                                                          ---------------
                                                                                                   10,794
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.9%)
   2,000       Allstate Life Global Funding Trust           5.38          4/30/2013                 1,972
   5,000       Berkshire Hathaway Finance Corp. (b)         4.20         12/15/2010                 5,127
                                                                                          ---------------
                                                                                                    7,099
                                                                                          ---------------
               REGIONAL BANKS (0.9%)
   2,000       Chittenden Corp.                             5.80          2/14/2017                 1,990
   2,000       Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 1,807
   2,000       National City Bank                           4.50          3/15/2010                 2,006
   2,000       Susquehanna Bancshares, Inc.                 4.75          5/01/2014                   827
                                                                                          ---------------
                                                                                                    6,630
                                                                                          ---------------
               REITS - INDUSTRIAL (0.4%)
   2,000       AMB Property, LP                             6.30          6/01/2013                 1,594
   2,000       ProLogis                                     2.25          4/01/2037                 1,437
                                                                                          ---------------
                                                                                                    3,031
                                                                                          ---------------
               REITS - OFFICE (0.8%)
   2,000       Boston Properties, LP                        6.25          1/15/2013                 1,783
   1,000       Brandywine Operating Partnership, LP         4.50         11/01/2009                   966
   2,000       Duke Realty, LP                              5.63          8/15/2011                 1,755
   2,000       Mack-Cali Realty, LP                         5.05          4/15/2010                 1,892
                                                                                          ---------------
                                                                                                    6,396
                                                                                          ---------------
               REITS - RESIDENTIAL (1.0%)
   2,000       AvalonBay Communities, Inc.                  6.63          9/15/2011                 1,919
   2,000       AvalonBay Communities, Inc.                  5.50          1/15/2012                 1,864
   3,000       ERP Operating, LP                            4.75          6/15/2009                 2,991
   1,000       ERP Operating, LP                            6.63          3/15/2012                   952
                                                                                          ---------------
                                                                                                    7,726
                                                                                          ---------------
               REITS - RETAIL (0.5%)
   1,000       Kimco Realty Corp.                           6.00         11/30/2012                   860
   1,000       Regency Centers, LP                          6.75          1/15/2012                   923
   2,000       Simon Property Group, LP                     5.60          9/01/2011                 1,904
                                                                                          ---------------
                                                                                                    3,687
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
   1,000       Health Care Property Investors, Inc.         5.95          9/15/2011                   941
   1,000       Nationwide Health Properties, Inc.           6.90         10/01/2037                   984
                                                                                          ---------------
                                                                                                    1,925
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
   2,255       Sovereign Bank                               3.03 (c)      4/01/2014                 1,626
   2,000       Wachovia Mortgage Federal Savings Bank       4.13         12/15/2009                 2,017
                                                                                          ---------------
                                                                                                    3,643
                                                                                          ---------------
               Total Financials                                                                    78,488
                                                                                          ---------------

               HEALTH CARE (2.1%)
               ------------------
               HEALTH CARE EQUIPMENT (0.3%)
   2,000       Covidien International Finance S.A.          5.45         10/15/2012                 2,078
                                                                                          ---------------
               PHARMACEUTICALS (1.8%)
   2,000       Abbott Laboratories                          5.15         11/30/2012                 2,165
   3,000       Eli Lilly & Co.                              3.55          3/06/2012                 3,083
   5,000       Pfizer, Inc.                                 4.45          3/15/2012                 5,257

================================================================================
3  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       Roche Holdings, Inc. (a)                     4.50%         3/01/2012         $       3,147
                                                                                          ---------------
                                                                                                   13,652
                                                                                          ---------------
               Total Health Care                                                                   15,730
                                                                                          ---------------

               INDUSTRIALS (2.0%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.6%)
   2,000       Fedex Corp.                                  7.38          1/15/2014                 2,178
   2,000       United Parcel Service                        3.88          4/01/2014                 2,064
                                                                                          ---------------
                                                                                                    4,242
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
   1,000       CRH America, Inc.                            5.63          9/30/2011                   902
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   1,000       Caterpillar Financial Services Corp.         4.85         12/07/2012                   997
   3,000       John Deere Capital Corp.                     5.25         10/01/2012                 3,077
   3,000       Paccar, Inc.                                 6.88          2/15/2014                 3,143
                                                                                          ---------------
                                                                                                    7,217
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
   1,000       Tyco International Finance                   8.50          1/15/2019                 1,072
                                                                                          ---------------
               RAILROADS (0.3%)
   2,000       Union Pacific Corp.                          5.13          2/15/2014                 1,976
                                                                                          ---------------
               Total Industrials                                                                   15,409
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   1,000       Computer Sciences Corp.                      5.50          3/15/2013                   993
                                                                                          ---------------

               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
   1,000       E. I. du Pont de Nemours and Co.             5.00          1/15/2013                 1,038
   1,000       E. I. du Pont de Nemours and Co.             5.00          7/15/2013                 1,036
                                                                                          ---------------
                                                                                                    2,074
                                                                                          ---------------
               GOLD (0.3%)
   2,000       Barrick Gold Finance Co., LLC                6.13          9/15/2013                 2,073
                                                                                          ---------------
               Total Materials                                                                      4,147
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   2,000       AT&T, Inc.                                   4.85          2/15/2014                 2,076
   2,880       Qwest Corp.                                  8.88          3/15/2012                 2,938
   1,000       Verizon Communications, Inc.                 5.25          4/15/2013                 1,050
                                                                                          ---------------
                                                                                                    6,064
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   2,000       ALLTEL Corp.                                 7.00          7/01/2012                 2,117
   1,000       Verizon Wireless Capital, LLC                7.38         11/15/2013                 1,114
                                                                                          ---------------
                                                                                                    3,231
                                                                                          ---------------
               Total Telecommunication Services                                                     9,295
                                                                                          ---------------

               UTILITIES (6.3%)
               ----------------
               ELECTRIC UTILITIES (4.1%)
   2,000       Alabama Power Co.                            1.44 (c)      8/25/2009                 2,003
   1,000       Appalachian Power Co.                        5.55          4/01/2011                 1,014
   1,144       Cedar Brakes II, LLC (a)                     9.88          9/01/2013                 1,174
   2,000       Cincinnati Gas & Electric Co.                5.70          9/15/2012                 2,039
   2,000       Commonwealth Edison Co.                      6.15          3/15/2012                 2,062

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,367       Consumers Energy Co.                         4.00%         5/15/2010         $       1,372
   2,145       Detroit Edison Co.                           6.13         10/01/2010                 2,210
   2,000       Entergy Gulf States, Inc.                    6.00         12/01/2012                 1,983
   3,000       Entergy Louisiana Holdings, Inc.             5.83         11/01/2010                 3,002
   2,000       FPL Group Capital, Inc.                      5.63          9/01/2011                 2,124
   2,000       ITC Holdings Corp. (a)                       5.25          7/15/2013                 1,799
   1,000       Northeast Utilities                          5.65          6/01/2013                   947
   2,000       Northern States Power Co.                    8.00          8/28/2012                 2,242
     940       Oglethorpe Power Corp.                       6.97          6/30/2011                   965
   2,000       Oncor Electric Delivery Co., LLC (a)         5.95          9/01/2013                 2,014
   2,000       PacifiCorp                                   6.90         11/15/2011                 2,199
   2,000       Pepco Holdings, Inc.                         4.00          5/15/2010                 1,976
     694       Power Contract Financing, LLC (a)            6.26          2/01/2010                   679
                                                                                          ---------------
                                                                                                   31,804
                                                                                          ---------------
               GAS UTILITIES (0.4%)
   2,000       AGL Capital Corp.                            7.13          1/14/2011                 2,029
   1,000       ONEOK Partners, LP                           5.90          4/01/2012                   977
                                                                                          ---------------
                                                                                                    3,006
                                                                                          ---------------
               MULTI-UTILITIES (1.8%)
   3,605       Black Hills Corp.                            6.50          5/15/2013                 3,311
   2,000       CenterPoint Energy Houston Electric, LLC     5.70          3/15/2013                 2,034
   2,000       CenterPoint Energy Houston Electric, LLC     7.00          3/01/2014                 2,128
   1,000       CenterPoint Energy, Inc.                     7.25          9/01/2010                 1,014
   1,000       Dominion Resources, Inc.                     8.88          1/15/2019                 1,161
   1,000       Energy East Corp.                            6.75          6/15/2012                   994
   2,000       Nisource Finance Corp.                       7.88         11/15/2010                 1,999
   1,000       Puget Sound Energy, Inc.                     6.75          1/15/2016                 1,033
                                                                                          ---------------
                                                                                                   13,674
                                                                                          ---------------
               Total Utilities                                                                     48,484
                                                                                          ---------------
               Total Corporate Obligations (cost: $247,320)                                       245,173
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.7%)

               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
   5,000       BP Capital Markets plc                       3.13          3/10/2012                 5,078
   2,481       PEMEX Finance Ltd.                           9.03          2/15/2011                 2,568
                                                                                          ---------------
                                                                                                    7,646
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
     400       Delek & Avner-Yam Tethys Ltd. (a)            2.27 (c)      8/01/2013                   400
                                                                                          ---------------
               Total Energy                                                                         8,046
                                                                                          ---------------

               FINANCIALS (1.4%)
               -----------------
               DIVERSIFIED BANKS (0.9%)
   1,000       ANZ Capital Trust I (a)                      4.48                  -(d)                930
   2,000       Barclays Bank plc (a)                        7.38                  -(d)                901
   2,000       Den Norske Bank ASA (a)                      7.73                  -(d)              1,171
   1,000       HSBC Capital Funding, LP (a)                 9.55                  -(d)                780
   3,000       Mizuho Financial Group, Inc.                 8.38                  -(d)              2,775
   1,000       Royal Bank of Scotland Group plc             9.12                  -(d)                735
                                                                                          ---------------
                                                                                                    7,292
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
   1,500       UBS Preferred Funding Trust II               7.25                  -(d)                676
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
   2,000       Credit Suisse Group, AG (e)                  5.50          5/01/2014                 2,007
                                                                                          ---------------

================================================================================
5  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (0.1%)
$  2,000       ING Capital Funding Trust III                8.44%                 -(d)      $         860
                                                                                          ---------------
               Total Financials                                                                    10,835
                                                                                          ---------------

               INDUSTRIALS (0.3%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.3%)
   2,000       Siemens Finance (a)                          5.50          2/16/2012                 2,080
                                                                                          ---------------

               MATERIALS (0.2%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   1,148       Agrium, Inc.                                 8.25          2/15/2011                 1,204
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   6,000       British Telecommunications plc               8.63         12/15/2010                 6,272
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $33,394)                             28,437
                                                                                          ---------------

               ASSET-BACKED SECURITIES (16.3%)

               FINANCIALS (16.3%)
               ------------------
               ASSET-BACKED FINANCING (16.3%)
     316       Aerco Ltd. (a)                               0.97 (c)      7/15/2025                   318
   4,000       AESOP Funding II, LLC (a)                    0.67 (c)      3/20/2012                 2,789
     264       Airport Airplanes                            0.83 (c)      3/15/2019                   198
   2,000       American Express Credit Account Master
                 Trust                                      0.84 (c)     12/15/2013                 1,251
   2,500       American Express Credit Account Master
                 Trust                                      0.72 (c)      9/15/2014                 1,312
   1,658       AmeriCredit Automobile Receivables Trust     2.27 (c)      1/12/2012                 1,649
   5,000       AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                 4,331
  10,000       ARG Funding Corp. (a),(b)                    4.29          4/20/2011                 8,605
   3,422       Aviation Capital Group Trust (INS)(a)        1.15 (c)      9/20/2033                 3,009
   4,000       Banc of America Credit Card Trust            4.72          5/15/2013                 4,113
   4,000       Banc of America Mortgage Securities,
                 Inc.                                       4.15 (c)      7/25/2034                 3,984
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013                 1,733
   4,000       Bank of America Auto Trust (a)               5.73          1/20/2013                 4,073
   2,000       Bank One Issuance Trust                      4.77          2/16/2016                 1,195
   2,000       Bank One Issuance Trust                      1.25          2/15/2017                   937
   2,000       Cabela's Credit Card Master Note Trust (a)   5.26         10/15/2014                 1,906
   1,015       Capital One Auto Finance Trust (INS)         4.71          6/15/2012                   975
   2,000       Capital One Auto Finance Trust               0.48 (c)      5/15/2013                 1,505
   2,000       Capital One Multi-Asset Execution Trust      6.00          8/15/2013                 1,594
   1,588       Caterpillar Financial Asset Trust            5.34          6/25/2012                 1,603
   2,000       Caterpillar Financial Asset Trust            4.94          4/25/2014                 1,949
   2,796       CenterPoint Energy Transition Bond Co.,
                 LLC                                        4.19          2/01/2020                 2,855
   1,000       Citibank Credit Card Issuance Trust          6.95          2/18/2014                   766
   4,000       Citibank Credit Card Issuance Trust          4.40          6/20/2014                 3,936
   4,000       Citibank Credit Card Issuance Trust          6.30          6/20/2014                 2,917
   2,000       CNH Equipment Trust                          5.28         11/15/2012                 2,009
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,591
   1,538       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 1,482
   1,510       E*Trade RV and Marine Trust                  3.62         10/08/2018                 1,427
   3,000       Fifth Third Auto Trust                       4.81          1/15/2013                 2,956
   2,000       Ford Credit Auto Owner Trust                 2.20          4/15/2013                 1,845
   2,000       GE Capital Credit Card Master Note Trust     0.56 (c)      9/15/2012                 1,919
     600       GE Capital Credit Card Master Note Trust     0.62 (c)      3/15/2013                   545
   1,000       GE Capital Credit Card Master Note Trust     0.72 (c)      3/15/2013                   868
   1,000       GE Capital Credit Card Master Note Trust     0.46 (c)      6/15/2013                   956
   1,000       GE Capital Credit Card Master Note Trust     0.75 (c)      6/15/2013                   829
   1,000       GE Capital Credit Card Master Note Trust     0.49 (c)      3/15/2015                   870
   1,000       GE Dealer Floorplan Master Note Trust        0.46 (c)     10/20/2011                   891

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       GE Equipment Midticket, LLC                  0.60% (c)     9/15/2017         $       2,263
     640       GE Equipment Small Ticket, LLC (a)           4.62         12/22/2014                   629
   4,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 3,088
   2,000       Honda Auto Receivables Owner Trust           5.57         11/21/2013                 2,070
   2,000       HSBC Automotive Trust                        4.94         11/19/2012                 2,015
   2,500       HSBC Private Label Credit Card Master
                 Note Trust                                 0.47 (c)     12/16/2013                 2,407
   3,000       Huntington Auto Trust (a)                    4.81          4/16/2012                 3,074
   2,000       Hyundai Auto Receivables Trust               5.48         11/17/2014                 2,068
   3,199       Long Beach Acceptance Auto Receivables
                 Trust                                      5.50          5/15/2013                 2,969
   2,000       MBNA Master Credit Card Note Trust           6.80          7/15/2014                 1,530
   3,000       Nissan Auto Receivables Owner Trust          4.28          6/16/2014                 3,020
   2,000       Nissan Auto Receivables Owner Trust          5.05         11/17/2014                 2,012
   3,000       Rental Car Finance Corp. (a)                 0.58 (c)      7/25/2013                 1,530
   6,278       SLM Student Loan Trust                       1.47 (c)      1/27/2025                 4,381
   1,250       SLM Student Loan Trust                       1.29 (c)     10/27/2025                   862
   1,940       SLM Student Loan Trust                       1.64 (c)     10/25/2038                 1,325
      53       Triad Automobile Receivables Owners
                 Trust                                      4.77          1/12/2011                    53
     257       Triad Automobile Receivables Owners
                 Trust                                      5.26         11/14/2011                   257
     763       UPFC Auto Receivables Trust                  5.75          9/15/2010                   763
   1,791       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014                 1,626
   3,000       Volkswagen Auto Loan Enhanced Trust          6.24          7/20/2015                 3,080
   2,000       Wachovia Auto Owner Trust                    5.35          3/20/2014                 1,974
   2,000       WFS Financial Owner Trust                    4.76          5/17/2013                 1,481
                                                                                          ---------------
                                                                                                  125,168
                                                                                          ---------------
               Total Financials                                                                   125,168
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $132,434)                                     125,168
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (21.1%)

               FINANCIALS (21.0%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (19.3%)
   3,000       Banc of America Commercial Mortgage,
                 Inc.                                       6.02          3/10/2013                 2,478
   2,000       Banc of America Commercial Mortgage,
                 Inc.                                       4.65          9/11/2036                 1,823
     128       Banc of America Commercial Mortgage,
                 Inc.                                       3.52         11/10/2038                   128
   3,000       Banc of America Commercial Mortgage,
                 Inc.                                       4.50          7/10/2042                 2,578
   5,100       Banc of America Commercial Mortgage,
                 Inc.                                       4.99 (c)     11/10/2042                 4,928
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       4.62          7/10/2043                   898
   5,557       Banc of America Commercial Mortgage,
                 Inc.                                       4.78          7/10/2043                 5,260
   3,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.15 (c)      7/10/2045                 2,854
   1,500       Banc of America Commercial Mortgage,
                 Inc.                                       5.17          9/10/2047                 1,408
   1,585       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.00          3/13/2040                 1,538
   3,000       Chase Commercial Mortgage Securities
                 Corp.                                      7.73          1/15/2032                 2,851
     613       Chase Commercial Mortgage Securities
                 Corp.                                      7.76          4/15/2032                   619
   4,405       Chase Commercial Mortgage Securities
                 Corp.                                      7.32         10/15/2032                 4,474
   1,029       Commercial Mortgage Asset Trust              6.64          1/17/2032                 1,019
   2,000       Commercial Mortgage Asset Trust              7.64         11/17/2032                 1,481
   2,000       Commercial Mortgage Trust                    4.58         10/15/2037                 1,852
   1,995       Commercial Mortgage Trust (a)                4.02          3/03/2041                 1,704
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp. (a)                       5.78         12/15/2035                 1,353
   1,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.92          4/15/2037                   516
   1,200       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.51          7/15/2037                 1,163
   1,320       Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.10          8/15/2038                 1,136
   4,570       Credit Suisse First Boston Mortgage
                 Securities Corp. (b)                       3.88         10/15/2039                 4,515
   3,381       Credit Suisse First Boston Mortgage
                 Securities Corp.                           7.55          4/15/2062                 3,421

================================================================================
7  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,950       Deutsche Mortgage & Asset Receiving
                 Corp.                                      7.50%         6/15/2031         $       1,825
   1,000       Diversified REIT (a),(b)                     6.97          3/08/2010                   923
   5,000       DLJ Commercial Mortgage Corp.                8.06 (c)     10/10/2032                 5,039
     564       G-Force, LLC (a)                             4.39          8/22/2036                   311
     296       GE Commercial Mortgage Corp.                 4.17          7/10/2037                   292
   1,800       GE Commercial Mortgage Corp.                 5.33         11/10/2045                 1,533
   4,000       Global Signal Trust III (a)                  5.36          2/15/2036                 3,896
   5,000       GMAC Commercial Mortgage Securities,
                 Inc.                                       7.97 (c)      9/15/2033                 4,640
   2,000       GMAC Commercial Mortgage Securities,
                 Inc.                                       4.75          5/10/2043                 1,305
   1,408       Greenwich Capital Commercial Funding
                 Corp.                                      4.31          8/10/2042                 1,396
   2,205       GS Mortgage Securities Corp. II (a)          4.48          7/10/2039                 2,141
   1,877       GS Mortgage Securities Corp. II (a)          6.04          8/15/2018                 1,848
   1,000       GS Mortgage Securities Corp. II              5.53          8/10/2038                   417
   2,879       GS Mortgage Securities Corp. II              4.30          1/10/2040                 2,762
   4,355       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp                            4.85          8/15/2042                 3,863
     904       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           6.24          4/15/2035                   893
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.82          9/12/2037                 3,568
   4,200       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.87         10/15/2042                 3,753
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043                 1,734
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (b)                       5.79          6/12/2043                 3,471
     960       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.20         12/15/2044                   920
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.88 (c)      4/15/2045                 1,760
   3,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.52          5/12/2045                 2,538
   3,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.37          5/15/2045                 2,538
   2,000       LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016                 2,036
     349       LB-UBS Commercial Mortgage Trust             6.27          6/15/2020                   351
   1,500       LB-UBS Commercial Mortgage Trust             4.56          9/15/2026                 1,474
   1,921       LB-UBS Commercial Mortgage Trust             5.02          2/15/2031                 1,926
   1,678       Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 1,660
   1,500       Merrill Lynch Mortgage Trust                 5.10 (c)      7/12/2038                   408
     499       Merrill Lynch Mortgage Trust                 4.56          6/12/2043                   482
   3,000       Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                             5.38          7/12/2046                 2,527
   2,000       Morgan Stanley Capital I, Inc.               4.73          6/12/2047                 1,936
   2,820       Morgan Stanley Dean Witter Capital I,
                 Inc.                                       6.51          4/15/2034                 2,772
   1,560       Morgan Stanley Dean Witter Capital I,
                 Inc. (a)                                   4.97          5/24/2043                 1,551
     900       Morgan Stanley Dean Witter Capital I,
                 Inc. (a)                                   5.13          5/24/2043                   409
   2,000       Mortgage Capital Funding, Inc.               7.10 (c)      6/18/2030                 1,972
   3,000       PNC Mortgage Acceptance Corp.                7.51         12/10/2032                 3,022
   2,000       Prudential Securities Secured Financing
                 Corp.                                      6.76          6/16/2031                 2,019
   2,400       Salomon Brothers Mortgage Securities VII,
                 Inc.                                       7.46          7/18/2033                 2,419
   2,113       Salomon Brothers Mortgage Securities VII,
                 Inc.                                       4.47          3/18/2036                 2,035
   2,000       SBA Trust (a)                                5.45         11/15/2036                 1,825
   3,639       Structured Asset Securities Corp.            7.15         10/12/2034                 3,712
     376       Trizechahn Office Properties Trust (a)       6.09          5/15/2016                   393
   4,500       Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042                 4,213
   2,000       Wachovia Bank Commercial Mortgage Trust      5.17 (c)     10/15/2044                 1,824
   5,000       Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048                 4,277
                                                                                          ---------------
                                                                                                  148,606
                                                                                          ---------------
               ESCROWED BONDS (1.2%)
   4,000       Four Times Square Trust                      7.80          4/15/2015                 4,027
   2,035       GS Mortgage Securities Corp. II (a)          6.21          2/14/2016                 2,016

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       GS Mortgage Securities Corp. II (a)          6.77%         5/03/2018         $       3,199
                                                                                          ---------------
                                                                                                    9,242
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
   9,250       Bear Stearns Commercial Mortgage
                 Securities, Inc., acquired
                 6/17/2004; cost $538(a),(f)                2.06          5/14/2016                    10
  40,645       Credit Suisse First Boston Mortgage
                 Securities Corp., acquired
                 2/26/2004 and 8/30/2004; cost
                 $1,819(a),(f)                              1.13          1/15/2037                   692
   8,236       Credit Suisse First Boston Mortgage
                 Securities Corp., acquired
                 6/17/2003 and 8/04/2005; cost
                 $726(a),(f)                                1.88          5/15/2038                   130
  46,199       First Union National Bank Commercial
                 Mortgage Trust, acquired 6/06/2006;
                 cost $1,208(a),(f),(g)                     0.00 (j)      2/12/2034                    --
   9,209       Greenwich Capital Commercial Funding
                 Corp., acquired 7/17/2003; cost
                 $534(a),(f)                                2.23          1/11/2035                   115
  40,914       LB-UBS Commercial Mortgage Trust,
                 acquired 5/20/2003 and 12/14/2007;
                 cost $1,295(a),(f)                         1.22          2/15/2037                   448
  57,148       Morgan Stanley Capital I, Inc., acquired
                 5/09/2008; cost $1,355(a),(f)              1.00          4/15/2038                   989
  67,772       Morgan Stanley Capital I, Inc., acquired
                 5/09/2008; cost $1,784(a),(f)              1.18          1/13/2041                 1,453
                                                                                          ---------------
                                                                                                    3,837
                                                                                          ---------------
               Total Financials                                                                   161,685
                                                                                          ---------------

               MUNICIPAL BONDS (0.1%)
               ----------------------
               ESCROWED BONDS (0.1%)
   1,000       Commercial Mortgage Trust (a)                5.15          5/10/2043                 1,010
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $173,536)                              162,695
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (21.1%)(h)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
   2,000       Freddie Mac (+)                              4.50          1/15/2029                 2,078
                                                                                          ---------------
               DEBENTURES (4.3%)
   2,000       Bank of America Corp. (INS)                  3.13          6/15/2012                 2,074
   3,000       Citbank, N.A.                                1.63          3/30/2011                 3,017
   3,000       Citigroup, Inc. (INS)(e)                     1.05 (c)      5/07/2012                 3,000
   3,000       Citigroup, Inc. (INS)                        1.38          5/05/2011                 2,999
   5,000       Fannie Mae (+)                               1.38          4/28/2011                 5,013
   4,000       Fannie Mae (+)                               1.88          4/20/2012                 4,017
   1,000       MetLife, Inc.                                1.55 (c)      6/29/2012                   997
   2,000       PNC Funding Corp. (INS)                      1.42 (c)      4/01/2012                 1,999
   5,000       PNC Funding Corp.                            1.51 (c)      6/22/2011                 5,036
   2,000       Sovereign Bank (INS)                         2.75          1/17/2012                 2,029
   3,000       State Street Corp. (INS)                     1.85          3/15/2011                 3,014
                                                                                          ---------------
                                                                                                   33,195
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   7,106       Government National Mortgage Assn.           1.75 (c)      7/16/2010                    90
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (16.5%)
   5,000       Fannie Mae (+)                               4.50          2/01/2024                 5,145
  10,000       Fannie Mae (+) (e)                           4.50          5/01/2024                10,275
   4,483       Fannie Mae (+)                               5.00         12/01/2021                 4,648
   9,361       Fannie Mae (+)                               5.00          6/01/2023                 9,695
   8,432       Fannie Mae (+)                               5.00          9/01/2023                 8,733

================================================================================
9  |  USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$ 23,881       Fannie Mae (+)                               5.00%         2/01/2024         $      24,733
   6,074       Fannie Mae (+)                               5.50         12/01/2020                 6,343
   4,513       Fannie Mae (+)                               5.50          2/01/2023                 4,702
  12,812       Fannie Mae (+)                               5.50          6/01/2023                13,350
   7,590       Fannie Mae (+)                               6.00         10/01/2022                 7,976
   8,452       Fannie Mae (+)                               6.00          1/01/2023                 8,882
   4,387       Fannie Mae (+)                               6.00          1/01/2023                 4,610
   4,353       Fannie Mae (+)                               6.00          7/01/2023                 4,574
   3,347       Freddie Mac (+)                              4.01 (c)      4/01/2035                 3,414
   3,480       Freddie Mac (+)                              5.00          5/01/2020                 3,611
   1,911       Freddie Mac (+)                              5.00          9/01/2020                 1,982
   1,054       Freddie Mac (+)                              5.50         11/01/2018                 1,104
   3,082       Freddie Mac (+)                              5.50          4/01/2021                 3,208
                                                                                          ---------------
                                                                                                  126,985
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $158,054)                               162,348
                                                                                          ---------------

               MUNICIPAL BONDS (2.8%)

               AIRPORT/PORT (0.5%)
     980       Cleveland (INS)                              5.24          1/01/2017                   956
   2,745       College Park Georgia (INS)                   5.66          1/01/2012                 2,759
                                                                                          ---------------
                                                                                                    3,715
                                                                                          ---------------
               APPROPRIATED DEBT (0.1%)
   1,250       Reeves County (INS)                          5.75          3/01/2012                 1,228
                                                                                          ---------------
               COMMUNITY SERVICE (0.2%)
   1,500       American National Red Cross                  5.36         11/15/2011                 1,498
                                                                                          ---------------
               ELECTRIC UTILITIES (0.3%)
   2,345       Mississippi Dev. Bank (INS)                  5.24          7/01/2011                 2,369
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.3%)
   1,750       Energy Northwest                             5.23          7/01/2011                 1,836
     915       Pedernales Electric Cooperative, Inc.
                 (INS)(a)                                   4.09         11/15/2012                   905
                                                                                          ---------------
                                                                                                    2,741
                                                                                          ---------------
               GENERAL OBLIGATION (0.3%)
   2,000       California                                   5.65          4/01/2039                 2,064
                                                                                          ---------------
               NURSING/CCRC (0.3%)
   2,000       Waco Health Facilities Dev. Corp. (INS)      5.27          2/01/2016                 2,038
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.8%)
     795       City and County of San Francisco
                 Redevelopment Financing Auth. (INS)        5.62          8/01/2016                   790
   1,000       New York State Environmental Facilities
                 Corp. (INS)                                4.02         12/15/2009                 1,014
   3,000       New York State Housing Finance Agency        5.17          9/15/2009                 3,039
   1,000       New York State Housing Finance Agency        5.19          9/15/2011                 1,048
                                                                                          ---------------
                                                                                                    5,891
                                                                                          ---------------
               Total Municipal Bonds (cost: $21,286)                                               21,544
                                                                                          ---------------
================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                    COUPON                                    VALUE
(000)          SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (5.1%)

               VARIABLE-RATE DEMAND NOTES (2.1%)

               HEALTH CARE (0.4%)
               ------------------
               HEALTH CARE FACILITIES (0.4%)
$ 3,320        Albany IDA  (LOC - RBS Citizens, N.A.)       5.75%         5/01/2035         $       3,320
                                                                                          ---------------

               MATERIALS (1.3%)
               ----------------
               DIVERSIFIED CHEMICALS (1.3%)
 10,000        Brazos River Harbor Navigation District      8.50          5/15/2033                10,000
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
  3,000        Gulf Coast IDA                               5.25          5/01/2039                 3,000
                                                                                          ---------------
               Total Variable-Rate Demand Notes                                                    16,320
                                                                                          ---------------


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (3.0%)
22,678,380     State Street Institutional Liquid
                 Reserve Fund, 0.56% (i)                                                           22,678
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $38,998)                                                                     38,998
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $805,022)                                       $         784,363
                                                                                          ===============


================================================================================
11  |  USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Short-Term Bond Fund Shares and, effective August 1, 2008, Short-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================
                                        Notes to Portfolio of Investments  |  12

================================================================================


5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

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13  |  USAA Short-Term Bond Fund

================================================================================


The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $31,708,000
Level 2 - Other Significant Observable Inputs                       752,655,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                              $784,363,000
-------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of April 30, 2009, the Fund did not invest in any futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $14,665,000 and $35,324,000, respectively, resulting in net unrealized depreciation of $20,659,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $769,464,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================
                                        Notes to Portfolio of Investments  |  14

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Federal Deposit Insurance Corp., Financial Security Assurance Corp., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================
15  |  USAA Short-Term Bond Fund

================================================================================

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.


SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At April 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2009.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) At April 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $15,282,000.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2009, was $3,837,000, which represented 0.5% of the Fund's net assets.
(g) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(i) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
(j) All contractual interest payments for the security were received as of the February 12, 2009 payment; therefore, the coupon rate at April 30, 2009 was zero.

================================================================================
                                        Notes to Portfolio of Investments  |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.